Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Selling and marketing expenses		$ 21,266	$ 5,000	$ 31,464	$ 22,411	$ 23,142	$ 5,525,160
Payroll and related expenses [Member]
Segment Reporting Information [Line Items]
Selling and marketing expenses		1,840		1,840			283,727
Professional services [Member]
Segment Reporting Information [Line Items]
Selling and marketing expenses	[1]	1,458	5,000	11,656	15,700	15,700	2,173,934
Adverting and promotion [Member]
Segment Reporting Information [Line Items]
Selling and marketing expenses	[2]	$ 17,968		$ 17,968	$ 6,711	$ 7,442	$ 3,067,499

[1]	On April 30, 2018 the Company signed a marketing and strategic business services consulting agreement with a Consultant, according to which the Consultant would provide the Company with the services during 2018 through 2019. The Company issued the Consultant during 2019, 12,000,000, Green Tokens based on their fair value calculated as of the commitment date, amounting to total of $2,750,226
[2]	During the year ended December 31, 2018 and 2019 the Company signed several sponsorships agreements with several Brazilian sports clubs according to which the clubs would provide the Company with the services, mainly during the year ended December 31, 2019. The Company issued the sports clubs, in 2019 and 2020, 14,242,300 Green Tokens with fair value calculated as of the commitment date, amounting to total of $3,133,306.